Consolidated Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.47%
Australia–22.33%
Bellevue Gold Ltd.(a)	50,283,252	$43,495,969
Capricorn Metals Ltd.(a)	830,000	2,474,525
De Grey Mining Ltd.(a)	62,787,305	49,965,097
Emerald Resources NL(a)	4,670,000	10,150,345
Evolution Mining Ltd.	21,738,806	45,537,236
Firefinch Ltd.(a)	12,910,104	762,271
Genesis Minerals Ltd.(a)	8,130,000	8,618,427
Gold Road Resources Ltd.	28,283,275	27,945,217
Northern Star Resources Ltd.	10,698,895	91,773,041
OceanaGold Corp.	16,490,300	32,994,092
Ramelius Resources Ltd.	26,168,612	27,180,592
Red 5 Ltd.(a)	5,300,000	1,087,139
Silver Lake Resources Ltd.(a)	32,981,900	25,955,443
		367,939,394
Bosnia Hercegovina–0.25%
Adriatic Metals PLC, CDI(a)	1,750,000	4,056,640
Burkina Faso–1.96%
Endeavour Mining PLC	1,862,966	32,272,288
Canada–52.41%
Agnico Eagle Mines Ltd.(b)(c)	1,561,395	76,758,178
Agnico Eagle Mines Ltd.(b)(c)	411,574	20,228,949
Alamos Gold, Inc., Class A	3,801,108	46,031,418
Allied Gold Corp.	714,771	1,680,000
Artemis Gold, Inc.(a)	5,314,241	24,902,167
Aya Gold & Silver, Inc.(a)	3,285,082	25,191,859
B2Gold Corp.	10,192,000	28,537,600
Barrick Gold Corp.(b)	4,951,499	77,243,385
Calibre Mining Corp., Class C(a)	15,574,883	15,870,869
Capstone Copper Corp.(a)	3,000,000	14,771,840
Centerra Gold, Inc.	1,330,000	7,013,797
Coppernico Metals, Inc.(a)	3,028,200	30,282
Dundee Precious Metals, Inc.	1,270,000	8,133,214
Equinox Gold Corp.(a)	1,286,381	5,660,076
Filo Corp.(a)	250,000	3,843,579
Foran Mining Corp.(a)	1,040,000	3,163,822
Franco-Nevada Corp.	283,302	30,667,442
G Mining Ventures Corp.(a)	100,000	145,785
Hudbay Minerals, Inc.	330,000	1,831,500
i-80 Gold Corp.(a)	4,080,000	6,585,295
IAMGOLD Corp.(a)	3,970,000	9,448,600
Ivanhoe Mines Ltd., Class A(a)	7,405,365	77,719,291
K92 Mining, Inc.(a)	8,102,630	38,812,107
Karora Resources, Inc.(a)(d)	11,613,332	36,193,136
Kinross Gold Corp.	5,535,925	30,502,947
Lithium Americas (Argentina) Corp.(a)	422,000	1,873,680
Lithium Americas Corp.(a)	932,000	4,063,520
Lundin Gold, Inc.	2,593,815	30,598,316
MAG Silver Corp.(a)	1,608,522	14,508,868
New Gold, Inc.(a)	3,770,000	4,599,400
Novagold Resources, Inc.(a)	960,900	2,459,904
Orla Mining Ltd.(a)	5,981,621	19,932,063
Shares		Value
Canada–(continued)
Osisko Gold Royalties Ltd.	2,315,339	$33,711,336
Osisko Mining, Inc.(a)	1,840,000	3,311,986
Pan American Silver Corp.	1,346,682	18,207,141
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,081,047
Sandstorm Gold Ltd.	489,055	2,230,091
SilverCrest Metals, Inc.(a)	3,776,667	20,871,461
SSR Mining, Inc.	2,813,133	26,527,844
Torex Gold Resources, Inc.(a)	481,000	4,940,764
Triple Flag Precious Metals Corp.	1,616,682	20,718,830
Wesdome Gold Mines Ltd.(a)	3,230,000	19,051,582
Wheaton Precious Metals Corp.	933,035	43,731,350
		863,386,321
Colombia–0.40%
Aris Mining Corp.(a)	2,140,060	6,621,778
South Africa–3.81%
Gold Fields Ltd., ADR	2,937,241	43,471,167
Sibanye Stillwater Ltd., ADR	3,995,487	19,338,157
		62,809,324
Turkey–1.91%
Eldorado Gold Corp.(a)	2,581,502	31,520,140
United Kingdom–1.95%
AngloGold Ashanti PLC	1,822,100	32,105,402
United States–13.75%
Alcoa Corp.	401,000	11,929,750
A-Mark Precious Metals, Inc.	467,419	12,606,290
Aura Minerals, Inc.	2,097,825	13,684,351
Freeport-McMoRan, Inc.	1,291,000	51,239,790
Hecla Mining Co.	1,855,304	7,068,708
Ivanhoe Electric, Inc.(a)	2,603,183	21,762,610
MP Materials Corp.(a)	3,500	55,335
Newmont Corp.(b)	1,924,914	66,428,782
Ormat Technologies, Inc.	291,300	18,841,284
Piedmont Lithium, Inc.(a)	512,285	7,827,715
Royal Gold, Inc.	131,300	15,019,407
		226,464,022
Zambia–0.70%
First Quantum Minerals Ltd.	1,266,400	11,491,748
Total Common Stocks & Other Equity Interests (Cost $1,301,008,410)		1,638,667,057
Exchange-Traded Funds–0.01%
United States–0.01%
SPDR® Gold Trust–ETF(a) (Cost $155,059)	1,000	188,450
Money Market Funds–0.96%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	5,510,601	5,510,601
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	3,934,841	3,937,202

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	6,297,830	$6,297,830
Total Money Market Funds (Cost $15,745,147)		15,745,633
TOTAL INVESTMENTS IN SECURITIES—100.44% (Cost $1,316,908,616)		1,654,601,140
OTHER ASSETS LESS LIABILITIES–(0.44)%		(7,209,603)
NET ASSETS–100.00%		$1,647,391,537
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Rts.	– Rights
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts.
(c)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,954,071	$75,844,287	$(86,287,757)	$-	$-	$5,510,601	$286,603
Invesco Liquid Assets Portfolio, Institutional Class	11,395,882	54,174,491	(61,634,112)	(855)	1,796	3,937,202	208,891
Invesco Treasury Portfolio, Institutional Class	18,233,224	86,679,186	(98,614,580)	-	-	6,297,830	327,041
Investments in Other Affiliates:
Karora Resources, Inc.	41,429,428	125,100	-	(5,361,392)	-	36,193,136	-
Total	$87,012,605	$216,823,064	$(246,536,449)	$(5,362,247)	$1,796	$51,938,769	$822,535

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.

Open Exchange-Traded Equity Options Written(a)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
Equity Risk
Agnico Eagle Mines Ltd.	Call	03/15/2024	4,000	CAD	76.00	CAD	30,400,000	$(68,430)
Agnico Eagle Mines Ltd.	Call	03/15/2024	1,000	USD	55.00	USD	5,500,000	(50,000)
Agnico Eagle Mines Ltd.	Call	03/15/2024	1,000	USD	60.00	USD	6,000,000	(15,000)
Alcoa Corp.	Call	04/19/2024	4,000	USD	35.00	USD	14,000,000	(458,000)
Barrick Gold Corp.	Call	03/15/2024	2,000	USD	17.00	USD	3,400,000	(47,000)
Eldorado Gold Corp.	Call	04/19/2024	7,000	USD	13.00	USD	9,100,000	(525,000)
Endeavour Mining PLC	Call	03/15/2024	6,000	CAD	32.00	CAD	19,200,000	(35,702)
Filo Corp.	Call	06/21/2024	2,000	CAD	25.00	CAD	5,000,000	(167,355)
First Quantum Minerals Ltd.	Call	03/15/2024	3,000	CAD	36.00	CAD	10,800,000	(54,669)
Franco-Nevada Corp.	Call	04/19/2024	1,000	USD	150.00	USD	15,000,000	(37,500)
Freeport-McMoran Inc.	Call	02/16/2024	6,000	USD	41.00	USD	24,600,000	(363,000)
Gold Fields Ltd.	Call	04/19/2024	6,000	USD	16.00	USD	9,600,000	(390,000)
Lundin Gold, Inc.	Call	03/15/2024	4,000	CAD	18.00	CAD	7,200,000	(43,140)
MAG Silver Corp.	Call	05/17/2024	3,000	USD	15.00	USD	4,500,000	(22,500)
Newmont Corp.	Call	03/15/2024	2,000	USD	45.00	USD	9,000,000	(16,000)
Ormat Technologies, Inc.	Call	03/15/2024	2,900	USD	80.00	USD	23,200,000	(36,250)
Osisko Gold Royalties Ltd	Call	07/19/2024	3,000	USD	17.50	USD	5,250,000	(172,500)
Piedmont Lithium, Inc.	Call	02/16/2024	3,000	USD	38.00	USD	11,400,000	(7,500)
Royal Gold, Inc.	Call	07/19/2024	1,000	USD	145.00	USD	14,500,000	(167,500)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written(a)—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value
SilverCrest Metals Inc.	Call	04/19/2024	3,000	CAD	10.00	CAD	3,000,000	$(18,967)
Wheaton Precious Metals Corp.	Call	09/20/2024	1,000	USD	60.00	USD	6,000,000	(100,000)
Subtotal – Equity Call Options Written								(2,796,013)
Equity Risk
Agnico Eagle Mines Ltd.	Put	03/15/2024	2,000	CAD	55.00	CAD	11,000,000	(26,033)
Agnico Eagle Mines Ltd.	Put	05/17/2024	1,000	USD	45.00	USD	4,500,000	(150,000)
Albemarle Corp.	Put	02/16/2024	1,000	USD	120.00	USD	12,000,000	(887,500)
A-Mark Precious Metals, Inc.	Put	03/15/2024	1,000	USD	25.00	USD	2,500,000	(72,500)
AngloGold Ashanti Ltd.	Put	07/19/2024	1,000	USD	16.00	USD	1,600,000	(127,500)
B2Gold Corp.	Put	04/19/2024	5,000	USD	3.00	USD	1,500,000	(175,000)
Barrick Gold Corp.	Put	03/15/2024	2,000	USD	17.00	USD	3,400,000	(321,000)
Cameco Corp.	Put	06/21/2024	2,000	USD	37.00	USD	7,400,000	(218,000)
Dundee Precious Metals Inc.	Put	04/19/2024	2,000	CAD	8.50	CAD	1,700,000	(78,843)
Endeavour Mining PLC	Put	03/15/2024	2,000	CAD	26.00	CAD	5,200,000	(494,626)
Equinox Gold Corp.	Put	04/19/2024	3,000	USD	5.00	USD	1,500,000	(225,000)
Filo Corp.	Put	06/21/2024	1,000	CAD	18.50	CAD	1,850,000	(91,115)
First Quantum Minerals Ltd.	Put	03/15/2024	6	CAD	24.00	CAD	14,400	(5,277)
Franco-Nevada Corp.	Put	04/19/2024	1,000	USD	100.00	USD	10,000,000	(257,500)
Freeport-McMoran Inc.	Put	05/17/2024	1,000	USD	35.00	USD	3,500,000	(101,000)
Gold Fields Ltd.	Put	04/19/2024	3,000	USD	11.00	USD	3,300,000	(30,000)
Ivanhoe Electric, Inc.	Put	04/19/2024	1,000	USD	10.00	USD	1,000,000	(230,000)
Kinross Gold Corp.	Put	02/16/2024	3,000	USD	5.00	USD	1,500,000	(9,000)
MP Materials Corp.	Put	05/17/2024	1,000	USD	15.00	USD	1,500,000	(140,000)
Novagold Resources, Inc.	Put	03/15/2024	2,991	USD	4.00	USD	1,196,400	(433,695)
Ormat Technologies, Inc.	Put	06/21/2024	1,000	USD	60.00	USD	6,000,000	(367,500)
Piedmont Lithium, Inc.	Put	02/16/2024	993	USD	24.00	USD	2,383,200	(858,945)
Sibanye Stillwater Ltd.	Put	04/19/2024	2,871	USD	7.50	USD	2,153,250	(782,348)
Subtotal – Equity Put Options Written								(6,082,382)
Total Open Exchange-Traded Equity Options Written								$(8,878,395)

(a)	Open Exchange-Traded Options Written collateralized by $79,714 cash held with Morgan Stanley.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
CAD	—Canadian Dollar
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$32,994,092	$334,945,302	$—	$367,939,394
Bosnia Hercegovina	—	4,056,640	—	4,056,640
Burkina Faso	32,272,288	—	—	32,272,288
Canada	863,386,321	—	—	863,386,321
Colombia	6,621,778	—	—	6,621,778
South Africa	62,809,324	—	—	62,809,324
Turkey	31,520,140	—	—	31,520,140
United Kingdom	32,105,402	—	—	32,105,402
United States	226,652,472	—	—	226,652,472
Zambia	11,491,748	—	—	11,491,748
Money Market Funds	15,745,633	—	—	15,745,633
Total Investments in Securities	1,315,599,198	339,001,942	—	1,654,601,140
Other Investments - Liabilities*
Options Written	(8,878,395)	—	—	(8,878,395)
Total Investments	$1,306,720,803	$339,001,942	$—	$1,645,722,745

*	Options written are shown at value.
Invesco Gold & Special Minerals Fund